Concentration of Risks	9 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
Concentration of Risks	Concentration of Risks
Our current operations subject us to the following concentrations of risk:
Insurance Solutions
Historically, we have had a concentration of revenue from our MYGA product line which is part of our insurance operations, as the MYGA products are assumed solely from two insurance companies, ACL and SSL. We have made a decision to no longer assume business from ACL and SSL as of June 30, 2024; however, the Company is currently looking to expand this business line with other insurance/reinsurance companies. See Note 27 Subsequent Events for information regarding new reinsurance partners.
Certain concentrations of credit risk related to reinsurance recoverable exist with the insurance organizations listed in the table below:

As of December 31, 2024	A.M. Best credit rating	Net reinsurance recoverable (1)	Funds withheld payable	Net reinsurance credit exposure
Medico Insurance Company	A	$4,376	$—	$4,376
Front Street Re	Not Rated	266,629	239,918	26,711
Vista Life and Casualty Reinsurance Co	Not Rated	179,220	190,771	—
Total		$450,225	$430,689	$31,087

As of December 31, 2023	A.M. Best credit rating	Net reinsurance recoverable (1)	Funds withheld payable	Net reinsurance credit exposure
Medico Insurance Company	A	$4,414	$—	$4,414
Front Street Re	Not Rated	271,119	238,253	32,866
Vista Life and Casualty Reinsurance Co	Not Rated	192,353	191,767	586
Total		$467,886	$430,020	$37,866
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(1)Includes credit loss allowance of $0.8 million and $1.2 million as of December 31, 2024 and 2023, respectively, held against reinsurance recoverable.
Further, our Insurance Solutions segment has the following investment concentration risk:

	December 31, 2024		December 31, 2023
	Fair value	% of total	Fair value	% of total
Insurance Solutions
United States	$643,438	70%	$614,148	69%
Canada	6,579	1%	7,609	1%
Other	265,539	29%	262,531	30%
	915,556	100%	884,288	100%
Insurance Solutions consolidated VIEs
United States	120,144	95%	118,080	95%
Canada	1,075	1%	2,327	2%
Other	4,679	4%	4,230	3%
	125,898	100%	124,637	100%
	$1,041,454		$1,008,925
The asset management segment does not have meaningful investment concentration risk.
Note 26. Concentration of Risks
Our current operations subject us to the following concentrations of risk:
Insurance Solutions
Historically, we have assumed our MYGA products, which is a part of our insurance operations, from two insurance companies, ACL and SSL. We have made a decision to no longer assume business from ACL and SSL as of June 30, 2024. However, the Company will continue to earn investment income from the cash proceeds of the existing MYGA contracts and the holders will continue to be a diversified base of numerous individuals. Effective March 31, 2025, Ability entered a new reinsurance treaty for additional MYGA with National Security Group (“NSG”), further diversifying its reinsurance partners.
Certain concentrations of credit risk related to reinsurance recoverable exist with the insurance organizations listed in the table below:

As at September 30, 2025	A.M. Best credit rating	Net reinsurance recoverable¹	Funds withheld payable	Net reinsurance credit exposure
Medico Insurance Company	A	$4,392	$—	$4,392
Front Street Re	Not Rated	274,076	243,616	30,460
Vista Life and Casualty Reinsurance Co	Not Rated	180,656	186,943	—
Total		$459,124	$430,559	$34,852

As at December 31, 2024	A.M. Best credit rating	Net reinsurance recoverable¹	Funds withheld payable	Net reinsurance credit exposure
Medico Insurance Company	A	$4,376	$—	$4,376
Front Street Re	Not Rated	266,629	239,918	26,711
Vista Life and Casualty Reinsurance Co	Not Rated	179,220	190,771	—
Total		$450,225	$430,689	$31,087
_______________
(1)Includes credit loss allowance of $0.9 million and $0.8 million as of September 30, 2025 and December 31, 2024, respectively, held against reinsurance recoverable.
Further, our Insurance Solutions segment has the following investment concentration risk:

	September 30, 2025
	Fair value	% of total
Insurance Solutions
United States	$667,460	72%
Cayman Islands	206,065	22%
Other¹	50,456	5%
Total insurance solutions	923,981	100%
Insurance Solutions consolidated VIEs
United States	124,265	95%
Other²	5,796	5%
Total insurance solutions consolidated VIEs	130,061	100%
Total	$1,054,042
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(1)Other consists of nominal investments primarily in Bermuda, Canada, and Cayman Islands.
(2)Other consists of nominal investments primarily in Ireland and Canada.

	December 31, 2024
	Fair value	% of total
Insurance Solutions
United States	$643,438	70%
Canada	6,579	1%
Other¹	265,539	29%
Total insurance solutions	915,556	100%
Insurance Solutions consolidated VIEs
United States	120,144	95%
Canada	1,075	1%
Other	4,679	4%
Total insurance solutions consolidated VIEs	125,898	100%
Total	$1,041,454
_______________
(1)Other consists of nominal investments primarily in Cayman Islands, Bermuda, and United Kingdom.
The Asset Management segment does not have meaningful investment concentration risk.